CENTENNIAL MONEY MARKET TRUST
                           CENTENNIAL GOVERNMENT TRUST
                           CENTENNIAL TAX EXEMPT TRUST
                      Supplement dated April 1, 2000 to the
                        Prospectus dated November 1, 1999



The first three sentences of the third paragraph under the heading: How the Trusts are Managed on Page A-1 of the prospectus are revised as follows.


|X| Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trust's portfolio. The portfolio manager of Centennial Money Market Trust and Centennial Government Trust is Carol E. Wolf. She has had this responsibility since June, 1990 and July, 1988, respectively. She is a Vice President of the Manager and of the Fund and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.









April 1, 2000                                             PS000.006.0400

                           CENTENNIAL TAX EXEMPT TRUST
                           CENTENNIAL GOVERNMENT TRUST
                          CENTENNIAL MONEY MARKET TRUST
                      Supplement dated April 1, 2000 to the
                        Prospectus dated November 1, 1999



The first three sentences of the third paragraph under the heading: How the Trusts are Managed on Page A-1 of the prospectus are revised as follows.


|X| Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trust's portfolio. The portfolio manager of Centennial Money Market Trust and Centennial Government Trust is Carol E. Wolf. She has had this responsibility since June, 1990 and July, 1988, respectively. She is a Vice President of the Manager and of the Fund and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.












April 1, 2000                                             PS000.007.0400

                           CENTENNIAL GOVERNMENT TRUST
                          CENTENNIAL MONEY MARKET TRUST
                           CENTENNIAL TAX EXEMPT TRUST
                      Supplement dated April 1, 2000 to the
                        Prospectus dated November 1, 1999



The first three sentences of the third paragraph on Page A-1 of the prospectus are revised as follows.

|X| Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trust's portfolio. The portfolio manager of Centennial Money Market Trust and Centennial Government Trust is Carol E. Wolf. She has had this responsibility since June, 1990 and July, 1988 respectively. She is a Vice President of the Manager and of the Fund and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.










April 1, 2000                                             PS000.007.0400